Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

15 Inventories

	2021	2020	2019
	$m	$m	$m
Raw materials and consumables	1,755	1,262	830
Inventories in process	5,216	1,331	1,272
Finished goods and goods for resale	2,012	1,431	1,091
Inventories	8,983	4,024	3,193

The Group recognised $9,640m (2020: $3,110m; 2019: $2,708m) of inventories as an expense within Cost of sales during the year.

Inventory write-offs in the year amounted to $552m (2020: $149m; 2019: $231m).